Non-Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Non-current Assets
Non-Current Assets

6. Non-Current Assets

The Company had $0 non-current assets as of March 31, 2025 and $0.4 million as of December 31, 2024. The balance at December 31, 2024 primarily comprised of deposits held by a contract research organization in relation to the Company’s clinical trials.

7. Non-Current Assets

As at December 31, 2024, the Company had non-current assets of $0.4 million, which comprised clinical trial deposits held by a contract research organization in relation to the Company’s Phase 1/2 clinical trials. As at December 31, 2023, the Company had non-current assets of $1.3 million, which was wholly attributable to clinical trial deposits.